Business Combinations - Additional Information (Detail) - € / shares	Jun. 30, 2025	Feb. 28, 2025	Aug. 31, 2024
Disclosure of detailed information about business combination [line items]
Par value per share	€ 0.25	€ 0.37	€ 1.24